Revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2022
Revenue from Contract with Customer [Abstract]
Capitalized contract cost		$ 2.5
Revenue recognized in contract liability	$ 1.4